REVENUE AND EXPENSES (Details 3) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Depreciation of property, plant and equipment (Note 5)	€ 121	[1]	€ 136	€ 114
Amortization of intangible assets			10
Amortization of right-of-use assets (Note 6)	524		242
Total	€ 645		€ 388	€ 114

[1]	The difference between the amounts presented herein and the depreciation expense disclosed in Note 5 and the amortization expense in Note 6 arises from using different FX rates: period-end rates for statement of financial position and average rates for statement of operations.